COMMITMENT	9 Months Ended
Nov. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT

On August 28, 2014, the Company entered into an agreement of lease with Zoom Group, LLC in connection with the Company’s diagnostic laboratory and office space located in Boston, MA. The term of the lease is for two years, from September 1, 2014 through August 31, 2016, and the basic rent payable thereunder is $10,280 per month for the first year and $10,588 per month for the second year. Additional monthly payments under the lease agreement shall include tax payments and operational costs. Additionally, the Company paid a $40,000 security deposit in connection with entering into the lease.

On November 1, 2014, the Company entered into a sub-lease agreement for one office suite at 1410 Broadway, 23rd Floor, New York, NY 10018. The initial term of the sub-lease agreement is three (3) months ending on January 31, 2015, which may be extended on a month-to-month basis. The basic rent for the office suite is $2,200 per month.